Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jan. 20, 2015
Supplement [Text Block]	cfst1_SupplementTextBlock

Supplement dated January 20, 2015

To the Prospectus, as supplemented, of each of the following funds:

Fund	Prospectus Dated
Columbia AMT-Free California Intermediate Muni Bond Fund	9/1/2014
Columbia AMT-Free Georgia Intermediate Muni Bond Fund	9/1/2014
Columbia AMT-Free Maryland Intermediate Muni Bond Fund	9/1/2014
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund	9/1/2014
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund	9/1/2014
Columbia AMT-Free Tax-Exempt Bond Fund	12/1/2014
Columbia AMT-Free Virginia Intermediate Muni Bond Fund	9/1/2014
Columbia Minnesota Tax-Exempt Fund	12/1/2014

Effective February 19, 2015 (the Effective Date), the maximum sales charge (load) imposed on purchases (as a percentage of the offering price) of Class A shares is changed to 3.00% from 3.25% for each of the above-named Intermediate Muni Bond Funds and from 4.75% for each of the other above-named funds. In addition, on the Effective Date, the maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lower of the original purchase price or current net asset value) is 0.75% and is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions.

Accordingly, on the Effective Date, each Fund’s prospectus is hereby revised as follows:

The Class A column, and the associated footnote, of the “Shareholder Fees” table in the “Summary of the Fund — Fees and Expenses of the Fund” section is hereby revised as follows:

Shareholder Fees (fees paid directly from your investment)
Class A
Maximum sales charge (load) imposed on purchases (as a % of offering price)	3.00%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	0.75%(a)

(a)	For purchases made on or after February 19, 2015, this charge is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions. For purchases made prior to February 19, 2015, this charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

Additionally, for each Fund, the expense Example table for Class A shares (whether or not shares are redeemed) is hereby revised as follows:

	1 year	3 years	5 years	10 years
Columbia AMT-Free California Intermediate Muni Bond Fund Class A (whether or not shares are redeemed)	$373	$575	$794	$1,423
Columbia AMT-Free Georgia Intermediate Muni Bond Fund Class A (whether or not shares are redeemed)	$380	$605	$848	$1,544
Columbia AMT-Free Maryland Intermediate Muni Bond Fund Class A (whether or not shares are redeemed)	$380	$599	$835	$1,513
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund Class A (whether or not shares are redeemed)	$380	$588	$814	$1,461
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund Class A (whether or not shares are redeemed)	$380	$593	$822	$1,482
Columbia AMT-Free Tax-Exempt Bond Fund Class A (whether or not shares are redeemed)	$382	$557	$747	$1,295
Columbia AMT-Free Virginia Intermediate Muni Bond Fund Class A (whether or not shares are redeemed)	$380	$584	$805	$1,440
Columbia Minnesota Tax-Exempt Fund Class A (whether or not shares are redeemed)	$382	$557	$747	$1,295

The rest of the section remains the same.

COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free California Intermediate Muni Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst1_SupplementTextBlock

Supplement dated January 20, 2015

To the Prospectus, as supplemented, of each of the following funds:

Fund	Prospectus Dated
Columbia AMT-Free California Intermediate Muni Bond Fund	9/1/2014

Effective February 19, 2015 (the Effective Date), the maximum sales charge (load) imposed on purchases (as a percentage of the offering price) of Class A shares is changed to 3.00% from 3.25% for each of the above-named Intermediate Muni Bond Funds and from 4.75% for each of the other above-named funds. In addition, on the Effective Date, the maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lower of the original purchase price or current net asset value) is 0.75% and is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions.

Accordingly, on the Effective Date, each Fund’s prospectus is hereby revised as follows:

The Class A column, and the associated footnote, of the “Shareholder Fees” table in the “Summary of the Fund — Fees and Expenses of the Fund” section is hereby revised as follows:

Shareholder Fees (fees paid directly from your investment)
Class A
Maximum sales charge (load) imposed on purchases (as a % of offering price)	3.00%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	0.75%(a)

(a)	For purchases made on or after February 19, 2015, this charge is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions. For purchases made prior to February 19, 2015, this charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

Additionally, for each Fund, the expense Example table for Class A shares (whether or not shares are redeemed) is hereby revised as follows:

	1 year	3 years	5 years	10 years
Columbia AMT-Free California Intermediate Muni Bond Fund Class A (whether or not shares are redeemed)	$373	$575	$794	$1,423

The rest of the section remains the same.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free California Intermediate Muni Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	0.75%	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For purchases made on or after February 19, 2015, this charge is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions. For purchases made prior to February 19, 2015, this charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	373
3 years	rr_ExpenseExampleYear03	575
5 years	rr_ExpenseExampleYear05	794
10 years	rr_ExpenseExampleYear10	1,423
1 year	rr_ExpenseExampleNoRedemptionYear01	373
3 years	rr_ExpenseExampleNoRedemptionYear03	575
5 years	rr_ExpenseExampleNoRedemptionYear05	794
10 years	rr_ExpenseExampleNoRedemptionYear10	1,423
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst1_SupplementTextBlock

Supplement dated January 20, 2015

To the Prospectus, as supplemented, of each of the following funds:

Fund	Prospectus Dated
Columbia AMT-Free Georgia Intermediate Muni Bond Fund	9/1/2014

Effective February 19, 2015 (the Effective Date), the maximum sales charge (load) imposed on purchases (as a percentage of the offering price) of Class A shares is changed to 3.00% from 3.25% for each of the above-named Intermediate Muni Bond Funds and from 4.75% for each of the other above-named funds. In addition, on the Effective Date, the maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lower of the original purchase price or current net asset value) is 0.75% and is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions.

Accordingly, on the Effective Date, each Fund’s prospectus is hereby revised as follows:

The Class A column, and the associated footnote, of the “Shareholder Fees” table in the “Summary of the Fund — Fees and Expenses of the Fund” section is hereby revised as follows:

Shareholder Fees (fees paid directly from your investment)
Class A
Maximum sales charge (load) imposed on purchases (as a % of offering price)	3.00%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	0.75%(a)

(a)	For purchases made on or after February 19, 2015, this charge is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions. For purchases made prior to February 19, 2015, this charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

Additionally, for each Fund, the expense Example table for Class A shares (whether or not shares are redeemed) is hereby revised as follows:

	1 year	3 years	5 years	10 years
Columbia AMT-Free Georgia Intermediate Muni Bond Fund Class A (whether or not shares are redeemed)	$380	$605	$848	$1,544

The rest of the section remains the same.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	0.75%	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For purchases made on or after February 19, 2015, this charge is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions. For purchases made prior to February 19, 2015, this charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	380
3 years	rr_ExpenseExampleYear03	605
5 years	rr_ExpenseExampleYear05	848
10 years	rr_ExpenseExampleYear10	1,544
1 year	rr_ExpenseExampleNoRedemptionYear01	380
3 years	rr_ExpenseExampleNoRedemptionYear03	605
5 years	rr_ExpenseExampleNoRedemptionYear05	848
10 years	rr_ExpenseExampleNoRedemptionYear10	1,544
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst1_SupplementTextBlock

Supplement dated January 20, 2015

To the Prospectus, as supplemented, of each of the following funds:

Fund	Prospectus Dated
Columbia AMT-Free Maryland Intermediate Muni Bond Fund	9/1/2014

Effective February 19, 2015 (the Effective Date), the maximum sales charge (load) imposed on purchases (as a percentage of the offering price) of Class A shares is changed to 3.00% from 3.25% for each of the above-named Intermediate Muni Bond Funds and from 4.75% for each of the other above-named funds. In addition, on the Effective Date, the maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lower of the original purchase price or current net asset value) is 0.75% and is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions.

Accordingly, on the Effective Date, each Fund’s prospectus is hereby revised as follows:

The Class A column, and the associated footnote, of the “Shareholder Fees” table in the “Summary of the Fund — Fees and Expenses of the Fund” section is hereby revised as follows:

Shareholder Fees (fees paid directly from your investment)
Class A
Maximum sales charge (load) imposed on purchases (as a % of offering price)	3.00%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	0.75%(a)

(a)	For purchases made on or after February 19, 2015, this charge is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions. For purchases made prior to February 19, 2015, this charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

Additionally, for each Fund, the expense Example table for Class A shares (whether or not shares are redeemed) is hereby revised as follows:

	1 year	3 years	5 years	10 years
Columbia AMT-Free Maryland Intermediate Muni Bond Fund Class A (whether or not shares are redeemed)	$380	$599	$835	$1,513

The rest of the section remains the same.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	0.75%	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For purchases made on or after February 19, 2015, this charge is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions. For purchases made prior to February 19, 2015, this charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	380
3 years	rr_ExpenseExampleYear03	599
5 years	rr_ExpenseExampleYear05	835
10 years	rr_ExpenseExampleYear10	1,513
1 year	rr_ExpenseExampleNoRedemptionYear01	380
3 years	rr_ExpenseExampleNoRedemptionYear03	599
5 years	rr_ExpenseExampleNoRedemptionYear05	835
10 years	rr_ExpenseExampleNoRedemptionYear10	1,513
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst1_SupplementTextBlock

Supplement dated January 20, 2015

To the Prospectus, as supplemented, of each of the following funds:

Fund	Prospectus Dated
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund	9/1/2014

Effective February 19, 2015 (the Effective Date), the maximum sales charge (load) imposed on purchases (as a percentage of the offering price) of Class A shares is changed to 3.00% from 3.25% for each of the above-named Intermediate Muni Bond Funds and from 4.75% for each of the other above-named funds. In addition, on the Effective Date, the maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lower of the original purchase price or current net asset value) is 0.75% and is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions.

Accordingly, on the Effective Date, each Fund’s prospectus is hereby revised as follows:

The Class A column, and the associated footnote, of the “Shareholder Fees” table in the “Summary of the Fund — Fees and Expenses of the Fund” section is hereby revised as follows:

Shareholder Fees (fees paid directly from your investment)
Class A
Maximum sales charge (load) imposed on purchases (as a % of offering price)	3.00%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	0.75%(a)

(a)	For purchases made on or after February 19, 2015, this charge is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions. For purchases made prior to February 19, 2015, this charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

Additionally, for each Fund, the expense Example table for Class A shares (whether or not shares are redeemed) is hereby revised as follows:

	1 year	3 years	5 years	10 years
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund Class A (whether or not shares are redeemed)	$380	$588	$814	$1,461

The rest of the section remains the same.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	0.75%	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For purchases made on or after February 19, 2015, this charge is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions. For purchases made prior to February 19, 2015, this charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	380
3 years	rr_ExpenseExampleYear03	588
5 years	rr_ExpenseExampleYear05	814
10 years	rr_ExpenseExampleYear10	1,461
1 year	rr_ExpenseExampleNoRedemptionYear01	380
3 years	rr_ExpenseExampleNoRedemptionYear03	588
5 years	rr_ExpenseExampleNoRedemptionYear05	814
10 years	rr_ExpenseExampleNoRedemptionYear10	1,461
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst1_SupplementTextBlock

Supplement dated January 20, 2015

To the Prospectus, as supplemented, of each of the following funds:

Fund	Prospectus Dated
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund	9/1/2014

Effective February 19, 2015 (the Effective Date), the maximum sales charge (load) imposed on purchases (as a percentage of the offering price) of Class A shares is changed to 3.00% from 3.25% for each of the above-named Intermediate Muni Bond Funds and from 4.75% for each of the other above-named funds. In addition, on the Effective Date, the maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lower of the original purchase price or current net asset value) is 0.75% and is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions.

Accordingly, on the Effective Date, each Fund’s prospectus is hereby revised as follows:

The Class A column, and the associated footnote, of the “Shareholder Fees” table in the “Summary of the Fund — Fees and Expenses of the Fund” section is hereby revised as follows:

Shareholder Fees (fees paid directly from your investment)
Class A
Maximum sales charge (load) imposed on purchases (as a % of offering price)	3.00%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	0.75%(a)

(a)	For purchases made on or after February 19, 2015, this charge is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions. For purchases made prior to February 19, 2015, this charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

Additionally, for each Fund, the expense Example table for Class A shares (whether or not shares are redeemed) is hereby revised as follows:

	1 year	3 years	5 years	10 years
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund Class A (whether or not shares are redeemed)	$380	$593	$822	$1,482

The rest of the section remains the same.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	0.75%	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For purchases made on or after February 19, 2015, this charge is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions. For purchases made prior to February 19, 2015, this charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	380
3 years	rr_ExpenseExampleYear03	593
5 years	rr_ExpenseExampleYear05	822
10 years	rr_ExpenseExampleYear10	1,482
1 year	rr_ExpenseExampleNoRedemptionYear01	380
3 years	rr_ExpenseExampleNoRedemptionYear03	593
5 years	rr_ExpenseExampleNoRedemptionYear05	822
10 years	rr_ExpenseExampleNoRedemptionYear10	1,482
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst1_SupplementTextBlock

Supplement dated January 20, 2015

To the Prospectus, as supplemented, of each of the following funds:

Fund	Prospectus Dated
Columbia AMT-Free Virginia Intermediate Muni Bond Fund	9/1/2014

Effective February 19, 2015 (the Effective Date), the maximum sales charge (load) imposed on purchases (as a percentage of the offering price) of Class A shares is changed to 3.00% from 3.25% for each of the above-named Intermediate Muni Bond Funds and from 4.75% for each of the other above-named funds. In addition, on the Effective Date, the maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lower of the original purchase price or current net asset value) is 0.75% and is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions.

Accordingly, on the Effective Date, each Fund’s prospectus is hereby revised as follows:

The Class A column, and the associated footnote, of the “Shareholder Fees” table in the “Summary of the Fund — Fees and Expenses of the Fund” section is hereby revised as follows:

Shareholder Fees (fees paid directly from your investment)
Class A
Maximum sales charge (load) imposed on purchases (as a % of offering price)	3.00%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	0.75%(a)

(a)	For purchases made on or after February 19, 2015, this charge is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions. For purchases made prior to February 19, 2015, this charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

Additionally, for each Fund, the expense Example table for Class A shares (whether or not shares are redeemed) is hereby revised as follows:

	1 year	3 years	5 years	10 years
Columbia AMT-Free Virginia Intermediate Muni Bond Fund Class A (whether or not shares are redeemed)	$380	$584	$805	$1,440

The rest of the section remains the same.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	0.75%	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For purchases made on or after February 19, 2015, this charge is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions. For purchases made prior to February 19, 2015, this charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	380
3 years	rr_ExpenseExampleYear03	584
5 years	rr_ExpenseExampleYear05	805
10 years	rr_ExpenseExampleYear10	1,440
1 year	rr_ExpenseExampleNoRedemptionYear01	380
3 years	rr_ExpenseExampleNoRedemptionYear03	584
5 years	rr_ExpenseExampleNoRedemptionYear05	805
10 years	rr_ExpenseExampleNoRedemptionYear10	1,440
Columbia Funds Series Trust II | Columbia AMT-Free Tax-Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst1_SupplementTextBlock

Supplement dated January 20, 2015

To the Prospectus, as supplemented, of each of the following funds:

Fund	Prospectus Dated
Columbia AMT-Free Tax-Exempt Bond Fund	12/1/2014

Effective February 19, 2015 (the Effective Date), the maximum sales charge (load) imposed on purchases (as a percentage of the offering price) of Class A shares is changed to 3.00% from 3.25% for each of the above-named Intermediate Muni Bond Funds and from 4.75% for each of the other above-named funds. In addition, on the Effective Date, the maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lower of the original purchase price or current net asset value) is 0.75% and is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions.

Accordingly, on the Effective Date, each Fund’s prospectus is hereby revised as follows:

The Class A column, and the associated footnote, of the “Shareholder Fees” table in the “Summary of the Fund — Fees and Expenses of the Fund” section is hereby revised as follows:

Shareholder Fees (fees paid directly from your investment)
Class A
Maximum sales charge (load) imposed on purchases (as a % of offering price)	3.00%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	0.75%(a)

(a)	For purchases made on or after February 19, 2015, this charge is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions. For purchases made prior to February 19, 2015, this charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

Additionally, for each Fund, the expense Example table for Class A shares (whether or not shares are redeemed) is hereby revised as follows:

	1 year	3 years	5 years	10 years
Columbia AMT-Free Tax-Exempt Bond Fund Class A (whether or not shares are redeemed)	$382	$557	$747	$1,295

The rest of the section remains the same.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Columbia Funds Series Trust II | Columbia AMT-Free Tax-Exempt Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	0.75%	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For purchases made on or after February 19, 2015, this charge is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions. For purchases made prior to February 19, 2015, this charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	382
3 years	rr_ExpenseExampleYear03	557
5 years	rr_ExpenseExampleYear05	747
10 years	rr_ExpenseExampleYear10	1,295
1 year	rr_ExpenseExampleNoRedemptionYear01	382
3 years	rr_ExpenseExampleNoRedemptionYear03	557
5 years	rr_ExpenseExampleNoRedemptionYear05	747
10 years	rr_ExpenseExampleNoRedemptionYear10	1,295
Columbia Funds Series Trust II | Columbia Minnesota Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst1_SupplementTextBlock

Supplement dated January 20, 2015

To the Prospectus, as supplemented, of each of the following funds:

Fund	Prospectus Dated
Columbia Minnesota Tax-Exempt Fund	12/1/2014

Effective February 19, 2015 (the Effective Date), the maximum sales charge (load) imposed on purchases (as a percentage of the offering price) of Class A shares is changed to 3.00% from 3.25% for each of the above-named Intermediate Muni Bond Funds and from 4.75% for each of the other above-named funds. In addition, on the Effective Date, the maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lower of the original purchase price or current net asset value) is 0.75% and is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions.

Accordingly, on the Effective Date, each Fund’s prospectus is hereby revised as follows:

The Class A column, and the associated footnote, of the “Shareholder Fees” table in the “Summary of the Fund — Fees and Expenses of the Fund” section is hereby revised as follows:

Shareholder Fees (fees paid directly from your investment)
Class A
Maximum sales charge (load) imposed on purchases (as a % of offering price)	3.00%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	0.75%(a)

(a)	For purchases made on or after February 19, 2015, this charge is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions. For purchases made prior to February 19, 2015, this charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

Additionally, for each Fund, the expense Example table for Class A shares (whether or not shares are redeemed) is hereby revised as follows:

	1 year	3 years	5 years	10 years
Columbia Minnesota Tax-Exempt Fund Class A (whether or not shares are redeemed)	$382	$557	$747	$1,295

The rest of the section remains the same.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Columbia Funds Series Trust II | Columbia Minnesota Tax-Exempt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	0.75%	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For purchases made on or after February 19, 2015, this charge is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions. For purchases made prior to February 19, 2015, this charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	382
3 years	rr_ExpenseExampleYear03	557
5 years	rr_ExpenseExampleYear05	747
10 years	rr_ExpenseExampleYear10	1,295
1 year	rr_ExpenseExampleNoRedemptionYear01	382
3 years	rr_ExpenseExampleNoRedemptionYear03	557
5 years	rr_ExpenseExampleNoRedemptionYear05	747
10 years	rr_ExpenseExampleNoRedemptionYear10	1,295

[1]	For purchases made on or after February19, 2015, this charge is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions. For purchases made prior to February19, 2015, this charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.